Financial liabilities	12 Months Ended
Dec. 31, 2023
Disclosure of financial liabilities [abstract]
Financial liabilities	Financial liabilities
Financial liabilities break down as follows:

(amounts in thousands of euros)
FINANCIAL LIABILITIES	AS OF DECEMBER 31, 2021	AS OF DECEMBER 31, 2022	AS OF DECEMBER 31, 2023
Kreos 1 & 2 bond loans	11,700	4,730	—
Lease liabilities	43	839	160
PGE	4,715	3,558	2,402
Borrowings	16,458	9,127	2,563
Oceane	18,191	19,332	—
Heights convertible notes	—	—	20,652
Kreos / Claret convertible notes (OCABSA)	—	—	21,643
Convertible loan notes	18,191	19,332	42,295
Kreos A & B BSA	4,003	424	—
Oceane conversion option	5,929	142	—
Derivative instruments	9,932	566	—
Conditional advances Bpifrance	5,659	3,262	3,262
Royalty certificates	—	3,287	12,229
Other financial liabilities	5,659	6,549	15,491
Total non-current financial liabilities	50,240	35,573	60,349

Kreos 1 & 2 bond loans	9,410	8,252	—
Lease liabilities	170	545	379
PGE	27	1,280	1,276
Borrowings	9,608	10,077	1,655
OCEANE	625	625	—
Heights convertible notes	—	—	8,952
Convertible loan notes	625	625	8,952
Conditional advances Bpifrance	1,112	3,521	3,509
Prosynergia earn-out liability	—	—	—
Other financial liabilities	1,112	3,521	3,509
Kreos / Claret BSA	—	—	2,579
Derivative instruments	—	—	2,579
Total current financial liabilities	11,345	14,224	16,696
Total financial liabilities	61,585	49,797	77,045
Note 15.1. Structured debt financing with Kreos & Claret subscribed in August 2023 – “Kreos / Claret Financing”
On August 20, 2023, the Group entered into a structured debt financing agreement with Kreos and Claret  (the Kreos / Claret
Financing), for up to €75,000 thousand.
The Kreos / Claret Financing consists of three tranches of €25,000 thousand each in aggregate principal amount (of which only the first tranche has been drawn as of December 31, 2023):
•The first tranche (“tranche A”) in aggregate principal amount of €25,000 thousand takes the form of senior secured convertible bonds with warrants attached (the “Kreos / Claret OCABSA”) and was drawn on August 22, 2023. The Kreos /
Claret OCABSA are convertible into ordinary shares at any time from their issuance at the request of their holders at a fixed conversion price of €21.2209, subject to standard adjustments, including anti-dilution and dividend protections.
Interest on the Kreos / Claret OCABSA accrues at a 9.00% annual fixed interest rate, payable in quarterly installments. The
Kreos / Claret OCBSA’s maturity date is March 31, 2027, it being specified that the scheduled date of final repayment is
January 1, 2027.
The Group is allowed to prepay the amounts due under the Kreos / Claret OCABSA at any time. In such case, the Group will be required to pay a sum equal to (i) the principal outstanding at the time of the prepayment (plus accrued interests), plus (ii)
an aggregate of all remaining interest payments that would have been paid throughout the remainder of the term of the tranche, discounted to present value by applying a discount rate of 4%, plus (iii) an end-of-loan exit fee equal to 8.0% of the amounts drawn thereunder. In case of prepayment, the holders of the Kreos / Claret OCABSA will have the option to request a conversion of their Kreos / Claret OCABSA instead of a cash repayment, in which case, the end-of-loan exit fee is not payable by the Group.
The warrants included in the Kreos / Claret OCABSA will only become exercisable in case of prepayment in cash of the
Kreos / Claret convertible bonds by the Group. Upon exercise of the warrants, their holders will be able to subscribe to the same number of ordinary shares (and at the same price conditions) as they would have been able to subscribe had they converted the Kreos / Claret OCABSA which have been prepaid in cash. Any warrants not exercised on or prior to January 1,
2027 will become automatically null and void. For the avoidance of doubt, if the Group does not prepay any Kreos / Claret
OCABSA in cash prior to their scheduled repayment dates, none of the warrants will be exercisable.
•The second tranche (“tranche B”) in aggregate principal amount of €25,000 thousand takes the form of senior secured non-
convertible bonds and was drawn on March 28, 2024. The drawdown of the second tranche was subject to a maximum 10%
Debt-To-Market Capitalization Ratio at the time of drawdown. The “Debt-To-Market Capitalization Ratio” is calculated on any relevant date, by dividing (i) the indebtedness of the Group (including amounts due under the Kreos / Claret Financing but excluding amounts due under the Heights Financing), by (ii) the market capitalization of the Group calculated by multiplying the number of outstanding ordinary shares by the closing price of the ordinary shares on such relevant date.
•The third tranche (“tranche C”) in aggregate principal amount of €25,000 thousand takes the form of senior secured non-
convertible bonds and may be drawn before July 31, 2024, subject to satisfaction of customary closing conditions. The drawdown of the third tranche is subject to a maximum 10% Debt-To-Market Capitalization Ratio at the time of drawdown
(excluding the Heights Financing) and is conditional on the Group raising a minimum of $125,000 thousand in gross proceeds through a listing on Nasdaq before June 30, 2024. This condition was met on October 24, 2023 (see Note 3.3).
A variable interest rate of 7.5% + European Central Bank Base Rate (MRO) (with a floor at 2.5% and a cap at 4%) applies to the second and third tranche. These two tranches will be repaid monthly through March 31, 2027, after a deferred repayment of the principal (i) until October 1, 2024, for the second tranche, or February 1, 2025, if the conditions to draw the third tranche are met, and (ii) until February 1, 2025, for the third tranche.
The Group is allowed to prepay the amounts due under the second and third tranches of the Kreos / Claret Financing at any time. In such case, The Group will be required to pay a sum equal to (i) the principal outstanding at the time of the prepayment (plus accrued interests), plus (ii) an aggregate of all remaining interest payments that would have been paid throughout the remainder of the term of the applicable tranche, discounted to present value by applying a discount rate of 4%, plus (iii) an end-of-loan exit fee equal to 6.0% of the amounts drawn under the applicable tranche.
The Kreos / Claret Financing provides for certain restrictive covenants (subject to customary exceptions) which include, among other things, restrictions on the incurrence of indebtedness, cross-default, the distribution of dividends and the grant of security interests. As security for the Kreos / Claret Financing, the lenders benefit from the grant of first-ranking collateral on The Group’s principal tangible and intangible assets, including pledges over The Group’s business (fonds de commerce) as a going concern and intellectual property rights in The Group's lead drug candidate, as well as pledges over The Group’s bank accounts and receivables. Such securities apply to all tranches of the Kreos / Claret Financing.
In addition to the Kreos / Claret OCABSA, the Group has issued warrants (the “tranche A-B BSA”) for a global subscription price of
€1.00, giving Kreos and Claret the right to subscribe to up to 214,198 new ordinary shares at an exercise price of €18.6744
(corresponding to a 10% premium over the 15-day VWAP prior to the date on which their issuance was decided). On November 2,
2023, a second tranche of 405,832 Kreos / Claret warrants (the “tranche C BSA”) was issued. The exercise price of the additional warrants is equal to approximately €9.86 (corresponding to 110% of the 15-day VWAP prior to the date on which their issuance was decided). The number of warrants issued corresponds to €4,000,000 divided by the aforementioned exercise price (i.e. 405,832 warrants). Of these additional warrants, 50% are exercisable immediately and the remaining 50% (“the conditional warrants”) shall only be exercisable if the third tranche of the Kreos / Claret Financing is drawn by the Group.  The Kreos / Claret warrants can be exercised over a period of 7 years from their issuance date or up until the date of the successful closing of a tender offer for the ordinary shares, whichever is earlier. At the time of exercise of the Kreos / Claret warrants, the holders of the warrants are eligible to sell part of their warrants to the Group in accordance with a put option agreement to allow for a cashless exercise.
On August 22, 2023, the Group repaid in full the pre-existing debt agreements with Kreos for a total amount of €7,661 thousand. The accounting treatment of this transaction is explained in Note 15.3.
Accounting treatment
The Kreos / Claret OCABSA are issued at market conditions: the net issuance proceeds reflect the fair value of the instruments at inception.
The OCABSA are compound instruments, split between (i) a debt component (then measured at amortized cost) and (ii) an equity component corresponding to the conversion option and the attached OCABSA warrants.
As the adjustment provisions of the OCABSA conversion ratio are aimed at preserving the rights of the bondholders and are anti-
dilutive in nature rather than a down-round protection, the Group determined that the conversion option of the OCABSA is considered to result in the delivery of a fixed number of shares, and is therefore an equity instrument (the equity component of the bonds).
The OCABSA warrants were attached to each bond issued in the Tranche A closing and are not transferrable until after a prepayment.
The OCABSA warrants become exercisable (i) upon the Group electing to prepay the bonds and (ii) in the event of the absence of the conversion notice from the bondholders for the full amount of the prepayment. As such, the warrants are not freely transferable until the prepayment is made. Thus, the OCABSA warrants are considered as an embedded component of the bonds rather than a separate stand-alone financial instrument. In all scenarios under which the exercisability conditions are satisfied, and whereby the bondholder’s option to elect to convert the bonds was considered, the number of total ordinary shares issuable upon warrant exercise as a result of prepayment and/or conversion option exercise remains fixed. Thus, the warrants represent an equity-classified component of the bonds.
The issuer prepayment option was deemed closely related to the host debt instrument and therefore does not meet the definition of a derivative instrument to be bifurcated.
The right granted to the Group to issue the amortized bonds under tranches B and C in the future, upon meeting certain conditions, does not meet the definition of a liability and is considered an off-balance sheet loan commitment received from the issuer.
As the A-B and C warrants (the Kreos / Claret BSA) are contractually transferable separately from the bonds and are redeemable in a variable number of ordinary shares of the Group, they are classified as standalone derivative financial liabilities.
As the A-B and C warrants (the Kreos / Claret BSA) represent compensation for the realized and future bond issuances of respectively tranches A-B and C and are an integral part of generating such bond issuances, the Group determined that they are in nature origination fees.
As the A-B warrants are associated with both the OCABSA issued under tranche A and the amortized bonds issued under tranche B, the Group allocated the initial fair value of the A-B warrants based on the pro-rata value of the proceeds to be received under each tranche. The initial fair value of the A-B warrants allocated to tranche A will be deferred and accounted for as an adjustment to the
EIR of tranche A debt component. Subsequent changes in the fair value will be recognized through profit or loss.  The initial value of the A-B warrant allocated to tranche B accounted for as a derivative financial liability is deferred as prepaid expenses and will not be recognized in profit or loss until the occurrence of the drawdowns of tranche B, which is deemed probable by management.
On November 2, 2023 (issuance date of the Kreos / Claret tranche C BSA), a derivative financial liability was recognized for their initial fair value with a counterparty in prepaid expenses. On that date, the Group, based on management’s latest projections, did not consider the drawdown of the tranche C bonds to be probable. Therefore, the amount of prepaid expenses allocated to the tranche C
BSA is amortized on a straight-line basis over the period between November 2, 2023 and July 31, 2024 (the limit date for the drawdown of the tranche C bonds).
Measurement of the debt and equity components of the OCABSA
At inception, the fair value of the debt component of the OCABSA amounts to €23,995 thousand, using a market rate assumption of
12.6%.  The equity component amounts to the difference between the whole instrument’s fair value at inception (its nominal value of
€25,000 thousand) and the standalone fair value of the debt component. Therefore, the equity component amounts to €1,005 thousand.
It is not subsequently remeasured.
On the same date, using the same assumptions and an increase in market rate by 100 bp would result in a decrease in the fair value of the debt component and an increase in the value of the equity component by €624 thousand.
Measurement of the Kreos / Claret tranche A-B-C BSA
The Kreos / Claret tranche A-B and tranche C BSA are measured at fair value using a Black-Scholes valuation model. The model considers two probability-weighted scenarios, i.e. (i) the 7-year expiry of the BSA and (ii) an earlier exercise upon a tender offer. The main data and assumptions are the following:

Kreos/Claret Tranche A-B BSA - August 2023	AS OF AUGUST 22, 2023 (Tranche A-B)	AS OF DECEMBER 31, 2023
Number of outstanding BSA	214,198	214,198
Exercise price per share	€18.67	€18.67
Ordinary share price	€17.10	€9.82
Exercise date	19/08/2030 (expiry) 18/02/2027 (tender offer)	19/08/2030 (expiry) 18/02/2027 (tender offer)
7-year expiry scenario probability	50%	95%
Volatility	71.9% (expiry) 65.2% (tender offer)	59.5% (expiry) 64.9% (tender offer)
Dividend	—%	—%
Risk-free rate	3.00%	2.30%
Fair value of issued Kreos/Claret Tranche A-B BSA	2,092	920

Kreos/Claret Tranche C BSA - November 2023	AS OF NOVEMBER 2, 2023	AS OF DECEMBER 31, 2023
Number of outstanding BSA	405,832	405,832
of which, number of conditional BSA	202,915	202,915
Exercise price per share	€9.86	€9.86
Ordinary share price	€8.89	€9.82
Exercise date	01/11/2030 (expiry) 18/02/2027 (tender offer)	01/11/2030 (expiry) 18/02/2027 (tender offer)
7-year expiry scenario probability	95%	95%
Probability of Drawdown of Tranche C credit facility	30%	30%
Volatility	67.3% (expiry) 64.3% (tender offer)	67.4% (expiry) 64.9% (tender offer)
Dividend	—%	—%
Risk-free rate	3.0%	2.3%
Fair value of issued Kreos/Claret Tranche C BSA	1,493	1,659
As of August 20, 2023 (date of issuance of the tranche A-B BSA), using the same assumption with an increase of +1% volatility, €
+1share price, +1% risk-free rate or +5% in the probability of achieving the 7-year expiry scenario would result in an increase of the tranche A-B BSA fair value by respectively €48 thousand, €197 thousand, €64 thousand and €64 thousand.
As of November 2, 2023 (date of issuance of the tranche C BSA), using the same assumption with an increase of +1% volatility, €
+1share price, +1% risk-free rate or +5% in the probability of achieving the 7-year expiry scenario would result in an increase of tranche A-B BSA fair value by respectively €28 thousand, €232 thousand, €42 thousand and €36 thousand.
As of December 31, 2023, using the same assumption with an increase of +1% volatility, €+1share price, +1% risk-free rate and +5%
in the probability of achieving the 7-year expiry scenario would result in an increase of Kreos / Claret A-B and C BSA fair value by respectively €96 thousand, €401 thousand, €95 thousand and €76 thousand.
Note 15.2.  Heights convertible notes
On August 20, 2023, the Group entered into a convertible notes subscription agreement with Heights, which provided for up to
€75,000 thousand in financing, consisting in two tranches:
•The first tranche (“tranche A”) of €35,000 thousand in aggregate principal amount was drawn on August 24, 2023 and is composed of 350 amortizing senior convertible notes with a nominal value of €100,000 each and a fixed conversion price of
€23.7674 (corresponding to a 40% premium over the 15-day VWAP prior to the date on which their issuance is decided, and subject to standard adjustments, including anti-dilution and dividend protections).
•The second tranche (“tranche B”) of €40,000 thousand in aggregate principal amount is composed of 400 amortizing senior convertible notes with a nominal value of €100,000 each, and a conversion price (if any) that will be equal to 130% of the 15-
day VWAP immediately preceding the date on which their issuance will be decided.
It may be drawn during the period from the date immediately following the three-month anniversary of the issuance of the first tranche to the first-year anniversary of the issuance of the first tranche (i.e. August 24, 2024), in up to two separate closings to provide the Group with additional flexibility to request a partial drawdown.
The amount available for drawdown under the second tranche will be determined based on the Group’s market capitalization and the average daily valued traded of ordinary shares (“ADVT”) over the three-month period preceding the drawdown, as follows:

Average market capitalization	ADVT	Maximum cumulated amount outstanding under both first and second tranches of the Heights Financing:
At least €700,000 thousand	At least €900 thousand	€45,000 thousand
At least €850,000 thousand	At least €1,250 thousand	€55,000 thousand
At least €1,000,000 thousand	At least €1,500 thousand	€65,000 thousand
Interest on the Heights convertible notes accrues at a 6.00% annual fixed interest rate payable in quarterly installments in cash or, at the option of the Group, in ordinary shares.
The Heights convertible notes will be repaid through sixteen quarterly installment payments, beginning three months after their issuance date (corresponding, for the first tranche, to a final repayment date on August 24, 2027). Installments are payable in cash or, at the option of the Group, in ordinary shares.
Any interest or installment payments in shares will be made on the basis of a share price equal to 90% of the Market Price of the ordinary shares at the time of payment, where “Market Price” refers to the arithmetic average of the daily volume weighted average price (“VWAP”) for the ordinary shares on the two (2) days with the lowest daily VWAPs out of the five (5) trading days immediately preceding the applicable date, but in no event greater than the VWAP of the ordinary shares on the applicable date. The Market Price may not be higher than the applicable conversion price. Issuances of ordinary shares may not be made at a price lower than a 15%
discount to the 15-day VWAP at the time of the decision to issue the Heights convertible notes (i.e., €14.4303 per ordinary share.).
The Heights convertible notes include the following conversion and settlement options:
•Conversion at the option of the noteholders: the notes are convertible into the Group’s ordinary shares at the option of the noteholders at any time during the period beginning on the tranche A notes closing until the fifth business day prior to the maturity date. The ordinary shares issued would be equal to the product of (i) the conversion ratio in effect on the exercise date, (ii) a fraction, the numerator of which is the outstanding principal amount per note and the denominator of which is the initial principal amount of €100,000 per note, and (iii) the number of notes for which the conversion right has been exercised.
•Settlement in shares at the option of the Group: the Group has the option to settle any interest or principal due with its own ordinary shares (with respect to all but not some of the notes outstanding), subject to a price limit. The ordinary shares issuable will be the lower of the conversion ratio or 90% of the fair market value of the Group’s ordinary shares.
•Settlement in shares at the option of the noteholders (“SSO Investor Price Limit Option”): the noteholders may require a principal payment to be settled in shares in the event the share settlement price on any principal payment date is below the price limit in effect (initially €14.4303, subject to adjustments as described in the key terms below) and the Cash Carve-Out
(i.e. €13.125 million – the amount of cash permitted to be paid to Heights for principal payments) has been utilized such that it does not allow payment in full of the principal payment. The majority noteholder may agree to waive the cash payment
(which would otherwise be deferred until the original maturity date) and require the Group to exercise the share settlement option for the principal payment required. A number of the ordinary shares issuable is based on the price limit in effect.
•Repayment of the notes upon an Event of Default (as defined below): the noteholder may notify the Group of their decision to cause the notes to become payable at a price equal to the Early Redemption Amount (as defined below) upon an Event of
Default. The Early Redemption Amount means an amount equal to the greater of (a) 120% of the outstanding principal of the note and (b) the market price of a number of shares issuable per note had the conversion right been exercised. Events of
Default include the following: default in any payment due on the notes, failure to deliver shares upon exercise of conversion right or share settlement option, default of the Group on any obligation under the agreement, and other events.
•Repayment or purchase of the notes upon change of control, a delisting, or free float event (each, a “Put Event”): Upon a Put
Event, the noteholder has an option to require the Group to redeem or, at the Group’s option, to purchase all of the notes at the total aggregate amount equal to the outstanding principal and interest accrued through the date of a Put Event.
The Heights Financing is a senior, unsecured financing. The terms and conditions of the Heights convertible notes include a standard negative pledge providing that any security granted in favor of other borrowed debt or debt instruments should also be granted in favor of the Heights convertible notes on an equal basis (with the exception of the securities issued pursuant to the Kreos / Claret Financing, as detailed above).
On August 24, 2023, the Group repaid in full an outstanding amount of  €25,102 thousand, corresponding to the outstanding
OCEANE bonds, by way of set-off with the Heights Financing. The accounting treatment for this transaction is explained in Note
15.5.
Accounting treatment and measurement
The Group concluded that, except for the repayment or purchase option of the notes upon a Put Event, the above-mentioned conversion and settlement options represented embedded derivatives that required to be bifurcated from their host contract. The Group being unable to reliably value each embedded derivative at issuance date and on subsequent reporting dates, it measured the whole instrument at fair value through profit or loss (“FVTPL”) as permitted by IFRS 9. Instruments measured at FVTPL under these conditions are measured at their fair value on issuance and on subsequent reporting dates, and the amount of change in the fair value of the financial liability is presented in profit or loss.
At inception, the Heights convertible notes were measured at fair value, which differs from the issuance proceeds by €2,359 thousand.
Since the fair value measurement of the instrument is evidenced by a valuation technique that does not only use data from observable markets, the carrying amount was adjusted to defer the difference between the fair value measurement and the transaction price, and the day one gain is therefore recognized in financial income on a straight-line basis over the term of the instrument.
As of December 31, 2023, the amount by which the carrying value of the notes is adjusted to take into account the unrecognized day one gain is €2,147 thousand.
The fair value of the Heights convertible notes (including the embedded features) has been measured with a Monte Carlo model, considering two probability-weighted scenarios: (i) a Put Event or Default/Dissolution scenario and (ii) a voluntary conversion at maturity scenario. The main data and assumptions are the following:

Heights convertible notes - August 2023	AS OF AUGUST 24, 2023	AS OF DECEMBER 31, 2023
Number of outstanding notes	350	350
Original principal amount (in thousands of €)	35,000	35,000
Interest rate	6%	6%
Conversion price per share	€23.77	€23.77
Ordinary share price	€16.74	€9.82
Maturity date	24/08/2025 (put event) 24/08/2027 (HTM/voluntary conversion)	24/08/2025 (put event) 24/08/2027 (HTM/voluntary conversion)
Held to maturity / voluntary conversion scenario probability	75%	75%
Initial price limit	€14.43	€14.43
Early redemption amount (put event)	120%	120%
Volatility	50%	50%
Credit spread	20%	20%
Risk-free rate	2.9%	2.3%
Fair value of Heights convertible notes (in thousands of €)	32,641	27,456
As of August 24, 2023, using the same assumptions with an increase of +1% volatility, €+1 share price, +1% risk-free rate and +1%
probability of achieving the held to maturity scenario would result in a change in the Heights convertible notes fair value by respectively €+239 thousand, €+1,069 thousand, €-239 thousand and €-80 thousand.
As of December 31, 2023, using the same assumptions with an increase of +1% volatility, €+1 share price, +1% risk-free rate and
+1% probability of achieving the held to maturity scenario would result in a change in the Heights convertible notes fair value by respectively €+18 thousand, €+352 thousand, €-366 thousand and €-364 thousand.
Note 15.3. Structured debt financing with Kreos subscribed in July 2018 – “Kreos 1”
On July 24, 2018, the Group entered into a Venture Loan Agreement, a Straight Bonds Issue Agreement and a Convertible Bonds
Issue Agreement with Kreos Capital V (UK) Ltd., (or “Kreos”), which provided for up to €20,000 thousand in financing.
Pursuant to the terms of the agreements, Kreos agreed to subscribe for €16,000 thousand in non-convertible bonds and
€4,000 thousand in convertible bonds, to be issued by the Group in two tranches of €10,000 thousand each. The tranches were issued in July 2018 and May 2019, respectively.
The convertible bonds were convertible into new ordinary shares of the Group at any time from their issuance and at the discretion of their holders. In October 2020, Kreos required the conversion of all the convertible bonds they held (2,000,000 for Tranche A and
2,000,000 for Tranche B) and 464,309 shares were issued.
Each tranche bears an 8% annual interest rate, plus 3-month Euribor, including a floor at 8% and a cap at 9%, and must be repaid in 54 monthly installments, after a deferred repayment of the nominal value to 12 months for the first tranche (“Tranche A”) and 6 months for the second tranche (“Tranche B”). In addition, each tranche bears exit fees of 9% of the total drawdown amount (i.e.
€900 thousand per tranche), payable upon the last monthly installment (exit fees remain payable in full in case of early redemption).
Pursuant to the terms of the agreements, the Group has the right, at any time but with no less than 30 days prior notice to Kreos, to prepay or purchase the non-convertible and convertible bonds, exclusively in full. The prepayment will be equal to (i) the principal amount outstanding, plus (ii) exit fees of 9% of the total draw down amount and (iii) the sum of all interest repayments which would have been paid throughout the remainder of the term of the relevant tranche discounted by 4% per annum.
The agreements do not contain any financial covenants.
In connection with each tranche, the Group issued 110,957 tranche A share warrants (or “Kreos A BSA”) and 74,766 tranche B share warrants (or “Kreos B BSA”), each, for a global subscription price of €1. Each Kreos A BSA and Kreos B BSA gives rights to one new ordinary share at an exercise price of €7.21 less a discount and €10.70 less a discount, respectively. Both Kreos A BSA and Kreos
B BSA are freely transferrable among financial institutions and are exercisable over a 10-year period from the issue date. In addition, the Group granted to the holders of the Kreos A BSA and the Kreos B BSA the option to sell to the Group, upon each exercise of all or parts of the Kreos A BSA, at the put price defined in the agreement, a proportion of the number of the warrants, for the sole purpose of implementing a cash less exercise of the Kreos A BSA and Kreos B BSA.
The variation in the Kreos 1 & 2 bond loans during the periods ended December 31, 2021 and 2022 is primarily related to reimbursements of capital and interests. As of December 31, 2022, the A tranche of the Kreos 1 bond loan has come to maturity and was repaid in full.
On August, 21, 2023, the B tranche of the Kreos 1 bond loan as well as the A & B tranches of the Kreos 2 bond loan were repaid in full, for an amount of €7,661 thousand, using the proceeds from the new Kreos / Claret Financing (see Note 3.3).
The Group granted to the holders of the Kreos A BSA and the Kreos B BSA the option to sell to the Group, upon each exercise of all or parts of the Kreos A BSA, at the put price defined in the agreement, a proportion of the number of the warrants, for the sole purpose of implementing a cashless exercise of the Kreos A BSA and Kreos B BSA.
On May 24, 2023, the holders opted for the cashless exercise option of the share warrants they held, implemented through the repurchase by the Group of 43,070 Kreos A BSA and 43,070 Kreos B BSA and the issuance by the Group of respectively 67,887 and
31,696 ordinary shares, as the result of the cashless exercise by Kreos of the outstanding 67,887 Kreos A & 31,696 B BSA.
Accounting treatment
The Kreos 1 financing package is issued at market conditions: the net issuance proceeds reflect the fair value of the instruments at inception.
The straight bond tranches are split between i) a debt component (then measured at amortized cost), and ii) a premium corresponding to the initial fair value of attached BSA (then remeasured at fair value through profit and loss).
The BSA attached to all tranches (both straight and convertible) do not meet the “fixed for fixed” criteria (non cash settlement option which may result in exchanging a variable number of shares, for a variable price), and are accounted for as standalone derivative instruments.
The issuer prepayment options meet the definition of a separate derivative. However, their value at inception and subsequent dates is nil as per Schoenbucher model, and has no impact on the financial statements.
As the differences identified between the terms of the Kreos 1 & 2 bond loans and the new Kreos / Claret Financing were considered substantial, the repayment transaction on August 21, 2023 was accounted for as a debt extinguishment. The repayment of the Kreos
1&2 bond loans led to the recognition of a loss on extinguishment amounting to €170 thousand, primarily due to (i) the payment of future interests as per the terms of the prepayment option and (ii) unamortized exit and issuance fees, reducing the carrying value of the liabilities.
Measurement of Kreos A BSA & Kreos B BSA
The Kreos A BSA and Kreos B BSA are measured at fair value using a Black-Scholes valuation model. The main data and assumptions are the following:

Kreos A BSA - June 1, 2018	As of and for the year ended December 31, 2021	As of and for the year ended December 31, 2022	As of May 24, 2023 (exercise date)
Number of outstanding Kreos A BSA	110,957	110,957	110,957
Exercise price per share	€7.21	€7.21	€7.21
Ordinary share price	€28.55	€6.18	€18.57
Residual maturity	6.6 years	5.6 years	0.0 years
Volatility	46.65%	44.01%	N/A
Dividend	—%	—%	N/A
Risk-free rate	0.13%	2.98%	N/A
Fair value of issued Kreos A BSA (in thousands of €)	2,478	275	1,261

Kreos B BSA - June 1, 2019	As of and for the year ended December 31, 2021	As of and for the year ended December 31, 2022	As of May 24, 2023 (exercise date)
Number of outstanding Kreos B BSA	74,766	74,766	74,766
Exercise price per share	€10.70	€10.70	€10.70
Ordinary share price	€28.55	€6.18	€18.57
Residual maturity	7.4 years	6.4 years	0.0 years
Volatility	46.65%	44.01%	N/A
Dividend	—%	—%	N/A
Risk-free rate	0.13%	2.96%	N/A
Fair value of issued Kreos B BSA (in thousands of €)	1,525	149	589
As of December 31, 2021, using the same assumption with an increase of +1% volatility, €+1share price and +1% risk-free rate would result in an increase of Kreos A&B BSA fair value of €16 thousand, €176 thousand, and €69 thousand respectively.
As of December 31, 2022, using the same assumption with an increase of +1% volatility, €+1share price and +1% risk-free rate would result in an increase of Kreos A&B BSA fair value of €6 thousand, €78 thousand, and €12 thousand, respectively.
On May 24, 2023, the holders opted for the cashless exercise option of the share warrants they held. At this date, the fair value of exercised warrants of €1,850 thousand was reclassified from derivative financial liabilities to equity. As of this date, due to the put option being exercised by the holders, the fair value of the BSAs is deemed equal to their intrinsic value, which is equal to the difference between the share price on May 24, 2023 and their exercise price.
Note 15.4 Structured debt financing with Kreos subscribed in October 2020 – “Kreos 2”
On October 13, 2020, the Group obtained a straight bond loan of €15,000 thousand from Kreos corresponding to two tranches of
€10,000 thousand (“Tranche A”) and €5,000 thousand (“Tranche B”), with an option for an additional €5,000 thousand.
Tranches A and B were paid in October and November 2020, respectively, with the following conditions. Each tranche bears an 8%
annual interest rate, plus 3-month Euribor, for the first 12 monthly installments, after which the annual interest rate is increased to a fixed rate of 9.75% for the following 36 monthly installments. Each tranche is to be repaid in 36 monthly installments starting from
October 2021 and November 2021, for the tranche A and B, respectively. The agreements do not contain any financial covenants.
In addition, each tranche bears exit fees of 4% of the total drawdown amount (i.e. €400 thousand €200 thousand for Tranche A & B, respectively), payable upon the last monthly installment (exit fees remain payable, in full or partially, in case of early redemption).
Pursuant to the terms of the agreements, the Group has the right, at any time but with no less than 30 days prior notice to Kreos, to prepay or purchase the non-convertible exclusively in whole. The prepayment will be equal to (i) the principal amount outstanding, plus (ii) exit fees of 2% of the outstanding amount in the event of prepayment occurring between the 18th and the 30th installment or exit fees of 4% of the outstanding amount in the event of prepayment occurring after the 30th installment and (iii) the sum of all interest repayments which would have been paid throughout the remainder of the term of the relevant tranche discounted by 4% per annum.
On August, 21, 2023, the B tranche of the Kreos 1 bond loan as well as the A & B tranches of the Kreos 2 bond loan were repaid in full, for an amount of €7,661 thousand, using the proceeds from the new Kreos / Claret Financing (see Note 3.3). The accounting treatment of the extinguishment of these liabilities is set forth in Note 15.3.
Accounting treatment
The Kreos 2 straight bonds were initially measured at fair value, which corresponds to the net cash proceeds, and subsequently measured at amortized cost.
In addition, the prepayment option is a separate derivative instrument as the redemption price does not reimburse Kreos for an amount up to the approximate present value of lost interest for the remaining term of the host contract. However, its fair value at inception and subsequent dates is nil as per Schoenbucher model, and has no impact on the financial statements.
Note 15.5. OCEANE
The Group received a gross proceed of €85,000 thousand on July 30, 2021 through (i) the issuance of 1,964,031 shares with a subscription price of €30.55 per share (see Note 13.3 (changes in share capital)) for gross amount of €60,000 thousand, and (ii) the issuance of €25,000 thousand in OCEANE, maturing on July 30, 2026. The proceeds of the transaction mainly serve to finance the progress of ABX464 clinical trials in chronic inflammatory diseases.
The OCEANE bears a 6% interest rate per year, payable semi-annually January 30, and July, 31 from January 31, 2022.
The OCEANE shall be convertible into new ordinary shares and/or exchanged for existing ordinary shares of the group at any time from their issuance and at the discretion of their holders. The conversion ratio is one ordinary share of the Group per OCEANE, representing a conversion price set to €38.19 per ordinary share. This conversion price is updated (decrease only) 18 months, 24 months, 36 months after OCEANE issuance date to match the volume weighted average price of the thirty trading days that precedes the update subjected to the following floor threshold. The floor threshold for the 18-month update matches 85% initial conversion price (€32.462 per ordinary share). The floor threshold for the 24-month update matches 70% initial conversion price (€26.733 per ordinary share). The floor threshold for the 36-month update matches 68% initial conversion price (€25.969 per ordinary share).
OCEANE terms and conditions anticipate a conversion ratio adjustment in order to preserve the rights of OCEANE holders with the following achievements made by the group: issuance of new shares with the preemptive subscription right, attribution of free shares or securities for the benefit of all the shareholders, number of share multiplication, shares consolidation, increase of the nominal value by incorporation of reserves, profits or bonuses, distribution of dividends, premiums or reserves, mergers, scission, repurchase of shares above market value, capital reduction, creation of preferred shares.
On August 24, 2023, the outstanding OCEANE including accrued interests were repaid in full, for an amount of €25,102 thousand, using the proceeds from the new Heights Financings (see Note 3.3).
Accounting treatment and measurement
As the conversion ratio is adjusted 18 months, 24 months, and 36 months after the issuance date of the OCEANE bond with the weighted average price of the shares and is subject to a floor and a cap, the conversion does not result in the delivery of a fixed number of shares. Consequently, the OCEANE bond is recorded as an hybrid instrument which includes i) a debt host contract accounted for at amortized cost, and ii) a conversion option which is a embedded derivative accounted for at fair value through profit and loss.
At inception, the net cash proceeds reflect the OCEANE initial fair value. The fair value of the bifurcated option at inception has been measured with a Monte Carlo model using a Longstaff Schwartz algorithm, with a 53% share price volatility, a 1,400 bp credit spread assumption and a €31.50 share price.

OCEANE	AS OF DECEMBER 31, 2021	AS OF DECEMBER 31, 2022	AS OF AUGUST 24, 2023
Risk free rate	-0.20%	3.05%	3.22%
Credit spread	1,159 bp	1,475 bp	1,398 bp
Ordinary share price	€28.55	€6.18	€16.74
Expected term	July 21, 2026	July 21, 2026	July 21, 2026
Volatility	47%	44.01%	37%
Dividend	—	—	—
Fair value of issued OCEANE (in thousands of €)	5,929	142	1,762
As of July 30, 2021, the issuance price of €25,000 thousand has been split between i) a financial liability for €17,839 thousand, and ii)
a financial derivative for €7,161 thousand.
As of December 31, 2021, the fair value of the conversion option amounts to €5,929 thousand, based on the same valuation model, a credit spread assumption of 1,159 bp, a share price of €28.55, and a price volatility of 47%. As of December 31, 2021, using the same assumptions, an increase of +1% volatility, €+1 share price and +1% risk free rate would result in an increase of the OCEANE conversion option fair value of €114 thousand, €337 thousand, and €243 thousand, respectively.

As of December 31, 2022, the fair value of conversion option amounts to €142 thousand, based on the same valuation model, a credit spread assumption of 1,475 bp, a share price of €6.18, and a price volatility of 44%. As of December 31, 2022, using the same assumptions, an increase of +1% volatility, €+1 share price and +1% risk free rate would result in an increase of the OCEANE conversion option fair value of €17 thousand, €97 thousand, and €15 thousand respectively.
As of August 24, 2023, the date at which the OCEANE were repaid, the fair value of conversion option amounts to €1,762 thousand, based on the same valuation model, a credit spread assumption of 1,398 bp, a share price of €16.74, and a price volatility of 37%. As of August 24, 2023, using the same assumptions, an increase of +1% volatility, €+1 share price and +1% risk free rate would result in an increase of the OCEANE conversion option fair value of €80 thousand, €364 thousand, and €121 thousand respectively.
As the differences identified between the terms of the OCEANE and the new Heights convertible notes were considered substantial, the transaction was accounted for as a debt extinguishment. The repayment of the OCEANE led to the recognition of a loss on extinguishment amounting to €3,069 thousand.
Note 15.6. State guaranteed loan – “PGE”
In June 2020, the Group subscribed to a PGE from Société Générale with an initial maturity of 12 months at 0.25% and a five-year extension option. In March 2021, the Group exercised the five-year extension option with a one-year deferral of the principal repayment, with the following conditions:
•Rate: 0.58% per annum excluding insurance and state guaranteed premium,
•State guaranteed premium of €138 thousand to be paid by installments over the contract period starting in June 2021,
and
•Reimbursement by yearly installments from June 2021 to June 2026.
The benefit resulting from the low interest nature of the award as a subsidy was recognized as other income during the period ended
December 31, 2020 for an amount of €377 thousand.
The variation in the PGE loan over the periods ended December 31, 2021, 2022 and 2023 is primarily related to the reimbursement of capital and interests.
Note 15.7. Conditional advances
Conditional advances as of December 31, 2021, 2022 and 2023 are as follows:

(amounts in thousands of euros)
CONDITIONAL ADVANCES	AS OF DECEMBER 31, 2021	AS OF DECEMBER 31, 2022	AS OF DECEMBER 31, 2023
RNP VIR – Bpifrance	4,103	4,171	4,232
CARENA – Bpifrance	2,423	2,454	2,485
EBOLA – Bpifrance	244	158	55
COVID-19 – Bpifrance	—	—	—
Total conditional advances	6,770	6,783	6,771
RNP-VIR – Bpifrance
Under the RNP-VIR contract, the Group was eligible to receive up to €6.3 million in conditional advances to further develop methods for the discovery of new molecules for the treatment of viral infectious diseases through the development of the “Modulation of RNA biogenesis” platform. As of December 31, 2022, the Group had received €4,032 thousand, of which €1,756 thousand was received in
September 2017, €346 thousand in August 2018 and €1,930 thousand in November 2019. The repayment of these funds is spread from the date on which the repayments are called by BPI.
See Note 25.2. Commitments under BPI conditional advances.
CARENA – Bpifrance
Under the CARENA agreement, the Group was eligible to receive up to €3,840 thousand to develop a therapeutic HIV treatment program with ABX464. As of December 31, 2022, the Group received €2,187 thousand, of which €1,150 thousand was received in
December 2013, €1,008 thousand in September 2014 and €29 thousand received in June 2016.

The repayment of the advance is spread from the date on which the repayments are called by BPI. An additional repayment is provided for based on the income the Group generates through this research and development program.
See Note 25.2. Commitments under BPI conditional advances.
EBOLA – Bpifrance
Under the Bpifrance and Occitanie region joint aid agreement, the Group received a total of €390 thousand (€300 thousand as of
December 31, 2017 and €90 thousand as of December 31, 2019). The reimbursement is spread from 2019 to June 2024.
COVID-19 – Bpifrance
In May 2020, Bpifrance granted the Group with a conditional advance of up to a total of €15,869 thousand under the COVID-19 agreement to complete the miR-AGE study to demonstrate the efficacy and safety of ABX464 for the treatment of COVID-19 patients at risk of developing severe forms of the disease thanks to an anti- inflammatory and antiviral effect.
Unless the project failed, the repayment of these funds were to be spread over five years from March 31, 2023.
As of December 31, 2020, the Group had received a grant of €1,587 thousand and a repayable advance of €6,348 thousand.
In view of the study results and the recommendations of the Data and Safety Monitoring Board, the Group terminated the study on
March 5, 2021. As Bpifrance had recorded the project as a failure, the repayable advance of €6,348 thousand paid in 2020 was recognized as a grant. As of December 31, 2021, the Group had also received the remainder of the grant, amounting to
€3,279 thousand.
Note 15.8. Lease liabilities
The variations in lease liabilities are set forth below:

(amounts in thousands of euros)	LEASE LIABILITY
AS OF JANUARY 1, 2021	400
(+) Increase	62
(-) Decrease	(249)
AS OF DECEMBER 31, 2021	214

AS OF DECEMBER 31, 2021	214
(+) Increase	1,476
(-) Decrease	(305)
AS OF DECEMBER 31, 2022	1,384

AS OF DECEMBER 31, 2022	1,384
(+) Increase	350
(-) Decrease	(1,194)
AS OF DECEMBER 31, 2023	540
Lease liabilities mainly relate the Group’s headquarters in Paris, the Boston office entered into in November 2023 and to a lesser extent to vehicles, parking lots and printers (Note 8).
The lease for the Group’s corporate headquarters in Paris, France at 5 Rue de la Baume, 75008 Paris ended in August 2022. A new lease for premises at 7-11 Boulevard Haussmann, 75009 Paris started in July 2022. It has a three-year duration, with a tacit renewal option for approximately two years and the possibility to break the contract one year before the end. As of December 31, 2022, per
Management, renewal and termination options were not reasonably certain due to the forecasted development of the Group, which could lead the Group to relocate at the end of the initial term. In September 2023, the Group was notified by the lessor of its intention to exercise its option to terminate the contract on June 30, 2024. Consequently, the Group reassessed the lease term and recorded a decrease in the related lease liability by €622 thousand and a corresponding decrease in the right of use asset for the same amount.
In November 2023, the Subsidiary entered a lease contract for its new Boston offices. It has a two-year duration, with an option to renew the contract for an additional period of two years. Per Management, the renewal option is not reasonably certain due to the forecasted development of the Subsidiary, which may lead it to relocate at the end of the initial term.
As of December 31, 2021, 2022 and 2023, the lease liabilities of the Paris headquarters and Boston offices represented 92%, 97% and
93% of the total lease liability, respectively.
Lease expenses related to contracts for which a lease liability and right of use asset is recognized under IFRS 16 were €250 thousand,
€424 thousand and €548 thousand for the years ended December 31, 2021, 2022 and 2023, respectively. They were recognized for (i)
€244 thousand, €414 thousand and €498 thousand as Depreciation expenses and (ii) €5 thousand, €10 thousand and €13 thousand as
Interest expenses, for the years ended December 31, 2021, 2022 and 2023, respectively.
Lease expenses related to short-term lease contracts and low value assets that are not included in the valuation of the lease liability amount to €25 thousand, €331 thousand and €334 thousand for the years ended December 31, 2021, 2022 and 2023, respectively.
Note 15.9. Prosynergia earn-out liability
The terms of the share purchase acquisition of Prosynergia include a possible earn out triggered in the event the Company’s market capitalization is in excess of €300 million (evaluated at certain specified record dates), a listing of the Company’s shares on Nasdaq or a merger and acquisition transaction prior to March 31, 2023. The amount of the earn-out is equal to 1% of the difference between the Company’s market capitalization and €300 million, subject to a maximum amount of €4.0 million.
This potential earn-out payment was measured at fair value on April 1, 2022 (acquisition date), for an amount of
€1,446 thousand, and included in the acquisition cost.
As of December 31, 2022, the fair value of the earn-out liability was insignificant. Since its payment was not triggered by March
31, 2023, the liability was extinguished and thus reversed.
The Prosynergia earn-out liability is measured at fair value using a Black-Scholes valuation model. The main data and assumptions are the following:

Prosynergia earn-out	As of April 1, 2022	As of and for the period ended December 31, 2022
Risk free rate	(0.3)%	2.3%
Market capitalization (in thousands of €)	403,118	135,952
Ordinary share price (€)	24.15	6.18
Time to maturity	1 year	0.25 years
Volatility	61%	44%
Dividend	0	0
Fair value of the earn-out liability (in thousands of €)	(1,446)	—
As of April 1, 2022, using the same assumption with an increase of +1% volatility, €+1 share price and +1% risk free rate would result in an increase of the earn-out liability fair value by €12 thousand, €132 thousand and €17 thousand, respectively.
As of December 31, 2022, the fair value of the earn-out liability is approximately €0. Using the same assumption with an increase of
+1% volatility, €+1 share price and +1% risk free rate would result in an increase of the earn-out liability fair value by an amount less than €1 thousand.
Note 15.10. Royalty certificates
On September 2, 2022, the Group completed a financing of €49,162 thousand, consisting of two transactions:
•a reserved capital increase of a gross amount of €46,231 thousand through the issuance of 5,530,000 new shares with a nominal value of €0.01 per share at a subscription price of €8.36 per share; and
•an issue of royalty certificates with a subscription price amounting to €2,931 thousand. The royalty certificates give right to their holders to royalties equal to 2% of the future net sales of obefazimod (worldwide and for all indications) as from the commercialization of such product. The amount of royalties that may be paid under the royalty certificates is capped at
€172,000 thousand.
Related transaction costs amounted to €3,280 thousand and are recorded in equity, since entirely related to the reserved capital increase.
As of December 31, 2022, following a change in the estimate of future royalty cash flows, the certificates’ amortized cost was remeasured at €3,287 thousand, using the original EIR calculated at the date of issuance. The change in estimate resulted in a decrease in the related interest expense by €100 thousand over the period ended December 31, 2022.
In April 2023, the Group reassessed its estimate of the probability of future royalty cash flows related to the royalty certificates. This change reflected the higher probability to reach the objectives of the development and commercialization plans following the recent changes in management and governance, as well as results from its Phase 2b open-label maintenance trial in UC, as released in April
2023. Subsequently, in June 2023 and December 2023, the Group revised the development and commercialization plans of obefazimod and reassessed its estimate of future royalty cash flows accordingly. These changes in estimates resulted in a remeasurement of the certificates’ amortized costs, using the original EIR of 34% calculated at the date of issuance, which led to an increase by €6,421 thousand of the royalty certificates liability. The expense was recorded within the interest expenses in the
Statements of Income (Loss).
Consequently, the total interest expense (including the unwinding of discount) related to royalty certificates amounts to
€8,942 thousand for the year ended December 31, 2023.
Fair value
The fair value of the royalty certificates, calculated using the same model as their initial measurement, amounts to €3,307 thousand as of December 31, 2022 and €12,395 thousand as of December 31, 2023.
The fair value of the royalty certificates is based on the net present value of royalties, which depends on assumptions made by the
Group with regards to the probability of success of its studies (“POS”), the commercialization budget of obefazimod (“peak penetration”) and the Group's WACC. In addition, royalty projections have been adjusted to reflect any difference between the
Group’s value derived from management projections and the Group’s market capitalization.
As of December 31, 2022, using the same assumptions with an increase of +5 points of POS, +5% of peak penetration (best case scenario) and +1% WACC would result in a change in the royalty certificates fair value by respectively €+299 thousand, €
+221 thousand and €-191 thousand.  Using the same assumptions with a decrease of -5 points of POS, -5% of peak penetration (worst case scenario) and -1% WACC would result in a change in the royalty certificates fair value by respectively €-294 thousand,
€-347 thousand and €+205 thousand.
As of December 31, 2023, using the same assumptions with an increase of +5 points of POS, +5% of peak penetration (best case scenario), +1% WACC and €+1 share price would result in a change in the royalty certificates fair value by respectively €
+1104 thousand, €+1757 thousand, €-577 thousand and €+1325 thousand. Using the same assumptions with a decrease of -5 points of
POS, -5% of peak penetration (worst case scenario) and -1% WACC and €-1 share price would result in a change in the royalty certificates fair value by respectively €-1104 thousand, €-2311 thousand, €+612 thousand and €-1325 thousand.
Note 15.11. Change in financial liabilities
Changes in financial liabilities, excluding derivative instruments, are presented below as of December 31, 2021, 2022 and 2023:

(Amounts in thousands of euros)
FINANCIAL LIABILITIES (excluding derivatives instruments)	Kreos 1 & 2 bond loans	Oceane	Kreos & Claret convertible notes (OCABSA )	Heights convertible notes	PGE	Conditional advances BPI	Lease liabilities	Prosynergia earn-out liability	Royalty certificates	Total
AS OF JANUARY 1, 2021	26,233	—	—	—	4,623	11,193	400	—	—	42,449
Proceeds	—	25,000	—	—	—	—	—	—	—	25,000
Repayments	(5,537)	—	—	—	—	(70)	(249)	—	—	(5,856)
Interest paid	—	—	—	—	—	—	—	—	—	—
Non-cash changes: interest expense and other	414	977	—	—	27	106	—	—	—	1,525
Non-cash changes: classification of the conversion option as a derivative instrument	—	(7,161)	—	—	—	—	—	—	—	(7,161)
Non-cash changes: subsidies	—	—	—	—	92	(4,459)	—	—	—	(4,367)
Non cash changes: additional leases	—	—	—	—	—	—	62	—	—	62

AS OF DECEMBER 31, 2021	21,110	18,816	—	—	4,742	6,770	214	—	—	51,653
Proceeds	—	—	—	—	—	—	—	—	2,931	2,931
Repayments	(9,410)	—	—	—	—	(90)	(305)	—	—	(9,806)
Interest paid	(2,456)	(1,496)	—	—	(54)	—	—	—	—	(4,006)
Non-cash changes: interest expense and other	3,738	2,636	—	—	150	102	—	—	356	6,983
Non-cash changes: classification of the conversion option as a derivative instrument	—	—	—	—	—	—	—	1,446	—	1,446
Non-cash changes: subsidies	—	—	—	—	—	—	—	(1,446)	—	(1,446)
Non cash changes: additional leases	—	—	—	—	—	—	1,476	—	—	1,476
AS OF DECEMBER 31, 2022	12,982	19,957	—	—	4,838	6,783	1,384	—	3,287	49,231
(Amounts in thousands of euros)
FINANCIAL LIABILITIES (excluding derivatives instruments)	Kreos 1 & 2 bond loans	Oceane	Kreos & Claret convertible notes (OCABSA )	Heights convertible notes	PGE	Conditional advances BPI	Lease liabilities	Prosynergia earn-out liability	Royalty certificates	Total
AS OF DECEMBER 31, 2022	12,982	19,957	—	—	4,838	6,783	1,384	—	3,287	49,231
Proceeds	—	—	23,119	35,000	—	—	—	—	—	58,119
Repayments	(11,635)	(23,238)	—	(2,188)	(1,250)	(110)	(573)	—	—	(38,993)
Interest paid	(2,278)	(1,602)	(818)	(525)	(43)	—	(12)	—	—	(5,278)
Non-cash changes: classification of the warrants as a derivative instrument	—	—	(1,046)	—	—	—	—	—	—	(1,046)
Non-cash changes: classification of the conversion option in equity	—	—	(1,005)	—	—	—	—	—	—	(1,005)
Non-cash changes: (gain)/loss on recognition or derecognition	170	3,069	—	(212)	—	—	—	—	—	3,027
Non-cash changes: interest expense and other	760	1,814	1,393	727	133	98	12	—	2,521	7,459
Non-cash changes: amortized cost remeasurement	—	—	—	—	—	—	(543)	—	6,421	5,878
Non-cash changes: other fair value remeasurement	—	—	—	(3,198)	—	—	—	—	—	(3,198)
Non cash changes: additional leases	—	—	—	—	—	—	272	—	—	272
AS OF DECEMBER 31, 2023	—	—	21,643	29,605	3,678	6,771	540	—	12,229	74,466
For the year ended December 31, 2023, proceeds from the issuance of the Kreos / Claret OCABSA are presented net of transaction costs, amounting to €1,881 thousand. Net proceeds from convertible loan notes of €55,841 disclosed in the Consolidated Statements of
Cash Flows also include transaction fees of (i) €750 thousands related to the Kreos / Claret B and C tranches and recorded in prepaid expenses (see Note 10) and (ii) €1,528 thousand related to the Heights convertible notes.
For the year ended December 31, 2023, repayments of the OCEANE are presented net of the repurchase of the conversion option, valued at €1,762 thousand on the date of repayment, which is presented in Note 15.12. The aggregate repayment amounts to
€25,000 thousand.
Note 15.12. Change in derivative instruments
Changes in derivative instruments, are presented below as of December 31, 2021, 2022 and 2023 :

(amounts in thousands of euros)	Kreos A BSA	Kreos B BSA	OCEANE conversion option	Kreos/Claret BSA	Total
DERIVATIVE FINANCIAL INSTRUMENTS
AS OF JANUARY 1, 2021	3,177	2,019	—	—	5,196
(+) Issuance	—	—	7,161	—	7,161
(+) Increase in fair value	—	—	—	—	—
(-) Decrease in fair value	(699)	(494)	(1,231)	—	(2,425)
AS OF DECEMBER 31, 2021	2,478	1,525	5,929	—	9,932
AS OF DECEMBER 31, 2021	2,478	1,525	5,929	—	9,932
(+) Increase in fair value	—	—	—	—	—
(-) Decrease in fair value	(2,203)	(1,376)	(5,787)	—	(9,366)
AS OF DECEMBER 31, 2022	275	149	142	—	566
AS OF DECEMBER 31, 2022	275	149	142	—	566
(+) Issuance	—	—	—	3,585	3,585
(+) Increase in fair value	986	440	1,620	—	3,046
(-) Decrease in fair value	—	—	—	(1,006)	(1,006)
(-) Repurchases	(489)	(339)	(1,762)	—	(2,591)
(-) Exercises	(771)	(250)	—	—	(1,021)
AS OF DECEMBER 31, 2023	—	—	—	2,579	2,579
On May 24, 2023, the holders opted for the cashless exercise option of the share warrants they held. At this date, the fair value of exercised warrants of €1,850 thousand was reclassified from derivative financial liabilities to equity. As of this date, due to the put option being exercised by the holders, the fair value of the BSAs is deemed equal to their intrinsic value, which is equal to the difference between the share price on May 24, 2023 and their exercise price.
Note 15.13. Breakdown of financial liabilities by maturity
The following are the remaining contractual maturities of financial liabilities as of December 31, 2021, 2022 and 2023. The amounts are gross and undiscounted, and include contractual interest payments.

	AS OF DECEMBER 31, 2021
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
(amounts in thousands of euros)
Kreos 1 & 2 bond loans	21,110	25,960	11,862	9,034	5,065	—
Oceane	18,816	31,750	1,500	1,500	28,750	—
PGE	4,742	5,227	54	1,293	3,880	—
Conditional advances BPI	6,770	7,008	1,152	1,338	4,518	—
Lease liabilities	214	220	175	14	31	—
Derivative instruments	9,932	9,932	—	—	5,929	4,003
Total financial liabilities	61,585	80,098	14,743	13,179	48,173	4,003

	AS OF DECEMBER 31, 2022
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
(amounts in thousands of euros)
Kreos 1 & 2 bond loans	12,982	14,098	9,034	5,065	—	—
Oceane	19,957	31,000	1,500	1,500	28,000	—
PGE	4,838	5,173	1,293	1,293	2,586	—
Conditional advances BPI	6,783	6,813	3,697	1,490	1,626	—
Royalty certificates	3,287	—	—	—	—	—
Lease liabilities	1,384	1,403	558	557	289	—
Derivative instruments	566	566	142	—	424	—
Total financial liabilities	49,797	59,053	16,223	9,905	32,925	—

	AS OF DECEMBER 31, 2023
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
(amounts in thousands of euros)
Heights convertible notes	29,605	36,750	10,522	9,997	16,231	—
Kreos/Claret convertible notes (OCABSA)	21,643	30,903	2,250	2,250	26,403	—
PGE	3,678	3,880	1,293	1,293	1,293	—
Conditional advances BPI	6,771	6,813	3,697	1,490	1,626	—
Royalty certificates	12,229	—	—	—	—	—
Lease liabilities	540	575	406	162	7	—
Derivative instruments	2,579	2,579	2,579	—	—	—
Total financial liabilities	77,045	81,500	20,747	15,192	45,561	—
The contractual cash flows above do not include potential future royalty payments related to the royalty certificates, amounting to 2%
of the future net sales of obefazimod (worldwide and for all indications). The amount of royalties that may be paid under the royalty certificates is capped at €172.0 million in the aggregate. Royalty payments are expected to take place before the expiry date of the certificates, which is 15 years after their issuance date (September 2, 2037), and would be included in the "from 2 to 5 years" and
"longer than 5 years" maturity categories according to management's projections.